FNB Corp. PO Box 1328 Asheboro, NC 27204 March 16, 2005

EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	FNB Corp.

File 0-13823

Form 10-K for the Fiscal Year Ended December 31, 2004

Ladies and Gentlemen:

Enclosed herewith for filing with the Commission is the Annual Report on Form 10-K for the fiscal year ended December 31, 2004, including financial statements, exhibits, and all other papers and documents filed as a part thereof.

The financial statements included in the Annual Report reflect certain changes from the preceding year in accounting principles. As required by a Staff Accounting Bulletin (SAB) of the Securities and Exchange Commission, the provisions of SAB No. 105, “Application of Accounting Principles to Loan Commitments”, were adopted in 2004. As additionally required by the Emerging Issues Task Force (EITF), the provisions of EITF Issue 03-01, “The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments”, were adopted in 2004.

Very truly yours,

/S/ JERRY A. LITTLE
Jerry A. Little Treasurer and Secretary